Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 46,471	$ 14,544	$ 8,491
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	50,605	47,989	4,006
Depreciation and amortization	16,457	4,227	1,344
Unrealized holding loss on trading securities	52	220	0
Loss from impairment of long-term investments	2,302	902	0
Prepaid expenses and other current assets	(8,404)	(8,684)	(1,144)
Deferred taxes	(1,204)	(315)	60
Accrued expenses and other current liabilities	23,274	11,554	2,858
Deferred revenue	10,354	10,744	2,824
Amount due from/to subsidiaries and VIEs	83	964	0
Net cash provided by operating activities	117,788	82,303	20,125
Cash flows from investing activities:
Restricted cash	(1,902)	0	0
Purchase of intangible assets	(5,073)	(1,457)	(1,203)
Net cash paid for business acquisition	258	(487)	(2,619)
Purchase of trading securities	0	(451)	0
Capital contribution for cost method investments	(8,023)	(7,599)	(146)
Net cash used in investing activities	(83,927)	(34,811)	(9,053)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares	0	0	20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares	0	0	(78)
Proceeds from exercise of share options	2,089	20	375
Proceeds from issuance of ordinary shares upon IPO	0	234,312	0
Payment of IPO costs	0	(2,611)	(44)
Payment for share repurchase	(139)	0	0
Net cash provided by financing activities	1,986	233,280	20,253
Net increase in cash and cash equivalents	36,933	283,226	32,361
Cash and cash equivalents at beginning of year	343,731	60,505	28,144
Cash and cash equivalents at end of year	380,664	343,731	60,505
Parent Company [Member]
Cash flows from operating activities:
Net income	46,746	15,603	8,508
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	50,605	47,989	4,006
Gain from investments in subsidiaries and VIEs	(94,639)	(58,873)	(12,861)
Depreciation and amortization	582	243	149
Unrealized holding loss on trading securities	52	220	0
Loss from impairment of long-term investments	0	666	0
Prepaid expenses and other current assets	(2,307)	(352)	(599)
Deferred taxes	(178)	(457)	0
Accrued expenses and other current liabilities	149	92	269
Deferred revenue	700	1,671	0
Amount due from/to subsidiaries and VIEs	(21,816)	(20)	(19)
Net cash provided by operating activities	(20,106)	6,782	(547)
Cash flows from investing activities:
Restricted cash	(300)	0	0
Purchase of intangible assets	(1,500)	0	(1,096)
Net cash paid for business acquisition	0	0	(2,260)
Purchase of trading securities	0	(451)	0
Capital contribution for cost method investments	(450)	(929)	0
Investments in subsidiaries	(1,200)	(21,500)	0
Net cash used in investing activities	(3,450)	(22,880)	(3,356)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares	0	0	20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares	0	0	(78)
Proceeds from exercise of share options	2,089	20	375
Proceeds from issuance of ordinary shares upon IPO	0	234,312	0
Payment of IPO costs	0	(2,339)	0
Payment for share repurchase	(139)	0	0
Net cash provided by financing activities	1,950	231,993	20,297
Net increase in cash and cash equivalents	(21,606)	215,895	16,394
Cash and cash equivalents at beginning of year	241,842	25,947	9,553
Cash and cash equivalents at end of year	$ 220,236	$ 241,842	$ 25,947